Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and accrued income including contract assets [abstract]
Schedule of Prepaid Expenses and Deposits

	December 31, 2023	December 31, 2022	December 31, 2021
Exploration and production advances	$174,031	$871,527	$-
Prepaid expenses	426,487	83,852	95,503
Prepaid taxes	2,917	7,433	-
Close-Out Fund (Note 13)	371,124	-	-
	$974,559	$962,812	$95,503

Prepaid expenses and deposits – Current	$603,435	$962,812	$95,503
Long-term deposits	$371,124	$-	$-